LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (9,548)	$ (8,723)	$ (39,407)
Shares (denominator):
Weighted average number of shares used in calculating net loss per ordinary share -basic	137,641,562	127,180,801	94,970,054
Net loss per ordinary share-diluted (in dollars per share)	$ (0.07)	$ (0.07)	$ (0.41)